Net profit (loss) per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Net profit (loss) per share	Net profit (loss) per share
Basic loss per share is calculated by dividing the loss attributable to shareholders of Klarna Group plc by the weighted average number of ordinary shares outstanding during the period. Diluted profit (loss) per share is calculated similarly but includes the effect of potential ordinary shares using the treasury stock method, to the extent that the inclusion of these shares is dilutive. Potential ordinary shares consist of incremental shares issuable in connection with warrants and share options. The Group has also granted
RSUs, restricted share awards and certain warrants in subsidiaries which are exercisable or convertible in subsidiary company shares and are not considered potential ordinary shares in Klarna Group plc. However, such instruments, which are potential ordinary shares in subsidiaries, may affect net profit (loss) per share due to their impact on non-controlling interest for Klarna Group plc.
Due to the net loss and the resulting anti-dilutive effect in 2025 and 2023, all potential ordinary shares are excluded from the diluted loss per share calculation, and diluted loss per share equals basic loss per share for these periods. Potential ordinary shares in subsidiaries have an insignificant impact on non-
controlling interest for purposes of the diluted profit per share for the year ended December 31, 2025.
The computation of loss per share for the respective periods is as follows:

	2025	2024	2023
Numerator:
Net profit (loss) attributable to shareholders of Klarna Group plc ........	$(294)	$3	$(249)
Denominator:
Weighted average number of ordinary shares - basic .............................	370,654,083	363,993,690	362,090,644
Dilutive potential ordinary shares .................................................................	—	418,379	—
Weighted average number of ordinary shares - diluted ..........................	370,654,083	364,412,068	362,090,644
Net profit (loss) per share attributable to shareholders of Klarna Group plc:
Basic ....................................................................................................................	$(0.79)	$0.01	$(0.69)
Diluted .................................................................................................................	$(0.79)	$0.01	$(0.69)